Discontinued UK and Europe operations (Details) $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 21, 2019 company
Income Statement
Earned premiums, net of reinsurance		$ 43,481	$ 44,431	$ 38,496
Total revenue, net of reinsurance		93,736	35,845	75,389
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(83,905)	(23,426)	(63,808)
Acquisition costs and other expenditure		(7,283)	(8,527)	(8,649)
Total charges net of reinsurance		(91,846)	(32,607)	(72,713)
Re-measurement of the UK and Europe operations on demerger		188
Profit before tax	[1]	2,287	3,557	2,909
(Loss) profit from discontinued operations		(1,161)	1,142	1,333
Other comprehensive income
Cumulative exchange loss recycled through profit or loss		(2,668)
Other comprehensive income for the year from discontinued operations, net of related tax		203	(605)	1,023
Cash flows
Net cash flows in the year	[2]	(5,690)	(610)	1,618
Cash and cash equivalents at beginning of year		15,442	14,461	12,437
Effect of exchange rate changes on cash and cash equivalents		203	(529)	1,080
Cash and cash equivalents at end of year		6,965	15,442	14,461
UK & Europe Discontinued Operations (M&G Prudential)
Disclosure of analysis of single amount of discontinued operations [line items]
Number of resulting listed companies | company					2
Income Statement
Earned premiums, net of reinsurance		10,920	(101)	15,565
Investment return and other income		22,292	(2,386)	20,550
Total revenue, net of reinsurance		33,212	(2,487)	36,115
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(26,975)	6,645	(29,677)
Acquisition costs and other expenditure		(4,143)	(3,296)	(4,230)
Total charges net of reinsurance		(31,118)	3,349	(33,907)
Discontinued UK and Europe operations' profit before tax		2,094	862	2,208
Re-measurement of the UK and Europe operations on demerger		188
Cumulative exchange loss recycled from other comprehensive income		(2,668)
Profit before tax		(386)	862	2,208
Tax (charge) credit		(775)	280	(875)
(Loss) profit from discontinued operations		(1,161)	1,142	1,333
Other comprehensive income
Cumulative exchange loss recycled through profit or loss		2,668
Other items, net of related tax		203	(605)	1,023
Other comprehensive income for the year from discontinued operations, net of related tax		2,871	(605)	1,023
Cash flows
Cash flows from operating activities		2,375	5	318
Cash flows from investing activities		(454)	(478)	1,316
Cash flows from financing activities			(137)	(16)
Cash and cash equivalents divested on demerger		(7,611)
Net cash flows in the year		(5,690)	(610)	1,618
Net cash flows between discontinued and continuing operations		(436)	(842)	(847)
Cash and cash equivalents at beginning of year		6,048	7,857	6,258
Effect of exchange rate changes on cash and cash equivalents		78	(357)	828
Cash and cash equivalents at end of year			$ 6,048	$ 7,857
Pre-demerger dividend		(3,841)
Other dividends		(684)
Payment received from Prudential plc for the transfer of debt to M&G plc prior to the demerger		$ 4,161

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	The cash flows shown above are presented excluding any transactions between continuing and discontinued operations.